Related Party Transactions And Balances - Schedule of Balances with Major Related Parties (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Due from related party	¥ 640	$ 101	¥ 6,061
Due to related party	(4,694)	$ (740)	(6,234)
Tencent Group
Related Party Transaction [Line Items]
Due from related party	640		6,061
Due to related party	¥ (4,694)		¥ (6,234)